INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Repurchases and resale transactions (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	$ 7,380,221	$ 2,691,935
Net balance presented in the statement of financial position	7,380,221	2,691,935
Financial instruments as collateral	(7,380,221)	(2,691,935)
Securities purchased under resale agreements presented as cash and cash equivalents	7,840,926	2,873,716
Securities purchased under resale agreements presented as other assets	9,590	7,271
Securities purchased under resale agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	7,850,516	2,880,987
Net balance presented in the statement of financial position	7,850,516	2,880,987
Financial instruments as collateral	(7,850,516)	(2,880,987)
Securities sold under repurchase agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	(470,295)	(189,052)
Net balance presented in the statement of financial position	(470,295)	(189,052)
Financial instruments as collateral	$ 470,295	$ 189,052